Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2017
Other Comprehensive Income (Tables) [Abstract]
Breakdown, by type of instrument and geographical origin of the issuer

The breakdown, by type of instrument and geographical origin of the issuer, of Other Comprehensive Income Available-for-sale financial assets on December 31, 2017, 2016 and 2015 is as follows:

Thousand of reais			2017
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Debt Instruments
Government debt securities	1,616,486	(6,942)	1,609,544	79,462,303
Private-sector debt securities	10,694	(2,227)	8,467	5,254,444

Equity instruments
Domestic	230,722	(35,159)	195,563	1,106,637
Of which:
Listed	156,236	(5,322)	150,914	965,547
Unlisted	74,486	(29,837)	44,649	141,090
Total	1,857,902	(44,328)	1,813,574	85,823,384

Thousand of reais			2016
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Debt Instruments
Government debt securities	454,609	(31,288)	423,321	50,384,382
Private-sector debt securities	101,593	(6,501)	95,092	5,445,190

Equity instruments
Domestic	220,535	(72,758)	147,777	1,985,473
Of which:
Listed	147,844	(50,269)	97,575	1,024,505
Unlisted	72,691	(22,489)	50,202	960,968
Total	776,737	(110,547)	666,190	57,815,045

Thousand of reais			2015
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Debt Instruments
Government debt securities	2,110	-2,692,507	(2,690,397)	57,720,858
Private-sector debt securities	10,585	(67,277)	-56,692	9,382,416

Equity instruments
Domestic	213,299	(111,627)	101,672	1,162,332
Of which:
Listed	119,436	(99,357)	20,079	77,299
Unlisted	93,863	(12,270)	81,593	1,085,033
Total	225,994	-2,871,411	(2,645,417)	68,265,606